Parent Company Only Financial Information – Atotech Limited	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Separate Unaudited Financial Statements of Atotech Ltd.
(28) Parent Company Only Financial Information – Atotech Limited
Statements of Profit or loss

($ in millions)	Year ended Dec. 31, 2021	Year ended Dec. 31, 2020 Restated
Selling, general and administrative expenses	(18.7)	(7.4)

Operating profit (loss)	(18.7)	(7.4)

Interest expense	(0.2)	—
Other income (expense), net	0.0	—

Income (loss) before income taxes	(19.0)	(7.4)

Income tax expense	—	—

Net income (loss)	(19.0)	(7.4)

Statements of Financial Position

($ in millions)	As of Dec. 31, 2021	As of Dec. 31, 2020 Restated
Assets
Non-current assets
Investments in subsidiaries	567.8	95.6

Total non-current assets	567.8	95.6

Current assets
Prepaid expenses	0.0	3.5
Cash and cash equivalents	0.1	0.0

Total current assets	0.1	3.5

Total assets	567.9	99.1

Liabilities & shareholders’ equity
Shareholders’ equity
Common shares and preferred shares	19.5	95.6
Paid-in surplus and retained earnings	517.8	(7.1)

Total shareholders’ equity	537.3	88.5

Non-current liabilities
Borrowings	12.9	0.9
Thereof from subsidiaries	12.9	0.9

Total non-current liabilities	12.9	0.9

Current liabilities
Trade payables	14.8	9.3
Thereof from subsidiaries	14.0	7.4
Personnel Liabilities (RSU Settlement)	2.8	—
Current Financial debt	0.1	—
Thereof from subsidiaries	0.1	—
Tax liabilities	0.0	0.4

Total current liabilities	17.6	9.7

Total liabilities & shareholders’ equity	567.9	99.1

Statements of Cash Flows

($ in millions)	Year ended Dec. 31, 2021	Year ended Dec. 31, 2020
Operating activities
Net loss	(19.0)	(7.4)
Adjustments to reconcile net loss to cash used in operating activities:
Non-cash financial costs	0.2	—
Personnel costs - Share-based payment	9.5	—
Interest paid	(0.2)	—
Taxes paid	(0.1)	—
(Increase)/decrease in trade receivables and other assets	(2.1)	(3.5)
Increase/(decrease) in trade payables and other liabilities	(1.5)	10.0

Cash flow used in operating activities	(13.2)	(0.9)

Investing activities
Investment in subsidiaries	(472.2)	—

Cash flow used in investing activities	(472.2)	—

Financing activities
Issuance of shares	473.4	—
Issuance of non-current debt	12.0	—
Increase (decrease) in current borrowings	0.1	0.9

Cash flow provided by financing activities	485.5	0.9

Net (decrease)/increase in cash and cash equivalents	0.1	0.0

Cash and cash equivalents at the beginning of the period	0.0	—

Cash and cash equivalents at the end of the period	0.1	0.0

Basis of preparation
This Atotech Limited (“Parent Company”) only financial information has been prepared following the guidance in Rule
12-04
of Regulation
S-X,
as stipulated by Rule
5-04,
Schedule I from Regulation
S-X.
The ability of the Parent Company’s operating subsidiaries to pay cash dividends, transfer assets, or loan amounts outside of the restricted subsidiaries is restricted due to the terms of the subsidiaries’ Credit Agreement and indentures as defined in Note 17 Borrowings to the Consolidated Financial Statements.
Atotech Limited is a holding company that conducts substantially all its business operations through its subsidiaries. This Parent Company only financial information has been prepared using the same accounting principles and policies described in the notes to the Financial Statements, with the only exception being that the Parent Company accounts for investments in its subsidiaries at cost. This financial information should be read in conjunction with the Consolidated Financial Statements and related notes thereto.
The cash settlements of certain share-based payment awards described in Note (16) of the Consolidated Financial Statements have been carried out by subsidiaries. As the respective intercompany liabilities were not paid as of 31 Dec. 2021, these transactions were not cash effective for Atotech Ltd.
As described in Note (16) of the Consolidated Financial Statements, the expenses for share-based compensation for the year ended Dec. 31, 2021 was $
9.5
 million and was fully recognized by the Parent Company. The Parent Company plans to transfer the majority of its obligations under the share-based programs to the Parent Company’s subsidiaries.
Until Dec. 31, 2019, Atotech Limited had no operations, assets, or liabilities. Accordingly, the statements of Profit and Losses and Cash Flows for the period ending December 31, 2019 have been omitted.
Any material contingencies, long-term obligations and guarantees have been presented elsewhere within the Notes to the Consolidated Financial Statements.
Restated financial information
Comparative financial information for the period ended Dec. 31, 2020 was restated due to the shifting of selling, general and administrative expenses from the former parent company of the Atotech Group (Atotech UK Topco Ltd.) to Atotech Ltd. This change has no effect on the Consolidated Financial Statements as both Atotech Ltd and Atotech UK Topco Ltd are fully consolidated.